Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2026	As of December 31, 2025
	US$	US$
Office equipment	$166,421	$173,048
Furniture and fixtures	20,052	20,346
Subtotal	186,473	193,394
Less: accumulated depreciation	(177,533)	(181,794)
Total property and equipment, net	$8,940	$11,600